Short-Term Investment	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
SHORT-TERM INVESTMENT
8.	SHORT-TERM INVESTMENT

As of December 31, 2020, there was no short-term investment. The balance of short-term investment as at December 31, 2019 was comprised of investments in financial product from a Chinese bank, with variable return rate and was due in six months. The Company classified the financial assets as held-to-maturity financial asset and recorded the assets at amortized cost, which approximates fair value. The fair value is referred to the value of the short-term investments on the bank statements as of each reporting date.